Supplemental Cash flow Information	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Supplemental Cash flow Information

26. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash working capital consisted of the following:

	Years ended December 31
($000s)	2019	2018
Operating activities
(Increase) decrease in current assets
Accounts receivable	1,333	6,076
Prepaids and other	637	97
Product inventory[1]	(6,698)	905
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities	2,886	(1,975)
Other long-term liabilities	(193)	807
Total changes in non-cash working capital	(2,035)	5,910

Investing activities
Increase (decrease) in current assets
Prepaids and other	4	(4)
(Decrease) increase in current liabilities
Accounts payable and accrued liabilities	(295)	255
Total changes in non-cash working capital	(291)	251

Financing activities
Decrease in current liabilities
Other liabilities	(200)	(3)
Total changes in non-cash working capital	(200)	(3)

[1]	The change in non-cash working capital associated with product inventory represents the change in operating costs capitalized as product inventory in the respective periods.